Vanguard Health Care Fund Average Annual Total Returns - Retail Prospectus [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI ACWI Health Care Index (reflects no deduction for fees or expenses)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	14.67%	5.77%	7.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index (reflects no deduction for fees, expenses, or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.05%	13.07%	14.21%
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.30%	6.60%	7.69%
Investor Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	16.07%	4.71%	5.62%
Investor Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	11.03%	4.91%	5.70%
Admiral Shares
Prospectus [Line Items]
Average Annual Return, Percent	17.38%	6.66%	7.75%